Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Energy Portfolio

March 31, 2019

VNR-QTLY-0519
1.814635.114

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Chemicals - 0.1%
Commodity Chemicals - 0.1%
LG Chemical Ltd.	1,027	$330,402
Energy Equipment & Services - 8.8%
Oil & Gas Drilling - 1.8%
AKITA Drilling Ltd. Class A (non-vtg.)	88,085	214,223
Nabors Industries Ltd.	481,912	1,657,777
Odfjell Drilling Ltd.	190,750	597,134
Precision Drilling Corp. (a)	305,000	723,501
Shelf Drilling Ltd. (a)(b)	218,933	1,088,960
		4,281,595
Oil & Gas Equipment & Services - 7.0%
Baker Hughes, a GE Co. Class A	139,100	3,855,852
Forum Energy Technologies, Inc. (a)	126,800	647,948
Halliburton Co.	82,100	2,405,530
Helix Energy Solutions Group, Inc. (a)	33,200	262,612
Hunting PLC	67,500	522,657
Liberty Oilfield Services, Inc. Class A (c)	66,400	1,021,896
NCS Multistage Holdings, Inc. (a)	38,400	198,912
RigNet, Inc. (a)	87,400	853,898
Schlumberger Ltd.	118,009	5,141,652
Smart Sand, Inc. (a)	35,500	157,975
Solaris Oilfield Infrastructure, Inc. Class A	86,700	1,425,348
		16,494,280

TOTAL ENERGY EQUIPMENT & SERVICES		20,775,875

Machinery - 1.0%
Industrial Machinery - 1.0%
Apergy Corp. (a)	7,100	291,526
Cactus, Inc. (a)	18,600	662,160
Gardner Denver Holdings, Inc. (a)	13,100	364,311
ProPetro Holding Corp. (a)	46,500	1,048,110
		2,366,107
Oil, Gas & Consumable Fuels - 89.7%
Coal & Consumable Fuels - 0.4%
Peabody Energy Corp.	33,200	940,556
Integrated Oil & Gas - 18.6%
Chevron Corp.	223,331	27,509,913
Exxon Mobil Corp.	110,848	8,956,518
Occidental Petroleum Corp.	54,400	3,601,280
Suncor Energy, Inc.	126,100	4,086,797
		44,154,508
Oil & Gas Exploration & Production - 51.6%
Anadarko Petroleum Corp.	194,734	8,856,502
Antero Midstream GP LP	18,300	252,174
Berry Petroleum Corp.	224,400	2,589,576
Cabot Oil & Gas Corp.	257,600	6,723,360
Canadian Natural Resources Ltd.	87,300	2,396,855
Concho Resources, Inc.	45,324	5,029,151
ConocoPhillips Co.	58,200	3,884,268
Continental Resources, Inc. (a)	109,479	4,901,375
Devon Energy Corp.	191,700	6,050,052
Diamondback Energy, Inc.	102,599	10,416,876
Encana Corp.	752,300	5,449,369
EOG Resources, Inc.	192,242	18,297,594
Gran Tierra Energy, Inc. (U.S.) (a)	348,700	791,549
Hess Corp.	84,900	5,113,527
Kosmos Energy Ltd.	345,600	2,153,088
Lundin Petroleum AB	56,300	1,906,278
Magnolia Oil & Gas Corp.	137,000	1,644,000
Magnolia Oil & Gas Corp. Class A (a)	167,900	2,014,800
National Energy Services Reunited Corp. (a)	2,800	29,260
Noble Energy, Inc.	200,500	4,958,365
Northern Oil & Gas, Inc. (a)	304,400	834,056
Parex Resources, Inc. (a)	211,800	3,315,640
Parsley Energy, Inc. Class A (a)	152,430	2,941,899
PDC Energy, Inc. (a)	64,234	2,613,039
Pioneer Natural Resources Co.	61,065	9,298,978
Texas Pacific Land Trust (c)	200	154,730
Viper Energy Partners LP	163,800	5,431,608
W&T Offshore, Inc. (a)	103,300	712,770
Whiting Petroleum Corp. (a)	112,700	2,945,978
WPX Energy, Inc. (a)	55,100	722,361
		122,429,078
Oil & Gas Refining & Marketing - 14.6%
Delek U.S. Holdings, Inc.	137,677	5,014,196
Marathon Petroleum Corp.	109,936	6,579,670
Phillips 66 Co.	97,962	9,323,044
Reliance Industries Ltd.	64,658	1,274,048
Valero Energy Corp.	147,600	12,520,908
		34,711,866
Oil & Gas Storage & Transport - 4.5%
Cheniere Energy, Inc. (a)	64,600	4,416,056
Enterprise Products Partners LP	51,500	1,498,650
Euronav NV (c)	152,447	1,242,443
Golar LNG Ltd.	54,200	1,143,078
Noble Midstream Partners LP (a)(d)	14,739	530,751
Teekay LNG Partners LP	13,000	194,480
The Williams Companies, Inc.	52,500	1,507,800
		10,533,258

TOTAL OIL, GAS & CONSUMABLE FUELS		212,769,266

TOTAL COMMON STOCKS
(Cost $217,488,339)		236,241,650

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 2.48% (e)	1,050,468	1,050,678
Fidelity Securities Lending Cash Central Fund 2.48% (e)(f)	1,502,358	1,502,509
TOTAL MONEY MARKET FUNDS
(Cost $2,553,187)		2,553,187
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $220,041,526)		238,794,837
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(1,611,903)
NET ASSETS - 100%		$237,182,934

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,088,960 or 0.5% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $530,751 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$596,193

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,234
Fidelity Securities Lending Cash Central Fund	4,501
Total	$15,735

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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